UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21574
Investment Company Act File Number

Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

May 31
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.9%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
	AWAS Capital, Inc.
1,820	Term Loan - Second Lien, 6.63%, Maturing March 22, 2013	$850,812
	CACI International, Inc.
1,781	Term Loan, 1.90%, Maturing May 3, 2011	1,749,630
	DAE Aviation Holdings, Inc.
451	Term Loan, 4.24%, Maturing July 31, 2014	377,505
460	Term Loan, 4.24%, Maturing July 31, 2014	384,894
	Evergreen International Aviation
1,457	Term Loan, 11.50%, Maturing October 31, 2011	1,058,433
	Hawker Beechcraft Acquisition
4,464	Term Loan, 2.37%, Maturing March 26, 2014	3,359,148
263	Term Loan, 2.60%, Maturing March 26, 2014	198,258
	Hexcel Corp.
494	Term Loan, 6.50%, Maturing May 21, 2014	496,219
	IAP Worldwide Services, Inc.
975	Term Loan, 9.25%, Maturing December 30, 2012(2)	723,038
	Spirit AeroSystems, Inc.
1,266	Term Loan, 2.26%, Maturing December 31, 2011	1,231,193
	TransDigm, Inc.
1,800	Term Loan, 2.40%, Maturing June 23, 2013	1,749,375
	Vought Aircraft Industries, Inc.
552	Term Loan, 7.50%, Maturing December 17, 2011	549,088
324	Term Loan, 7.50%, Maturing December 22, 2011	321,545
	Wesco Aircraft Hardware Corp.
1,264	Term Loan, 2.52%, Maturing September 29, 2013	1,166,270

		$14,215,408

Air Transport — 1.3%
	Delta Air Lines, Inc.
750	Term Loan, 2.20%, Maturing April 30, 2012	$633,750
1,323	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	1,022,018
	Northwest Airlines, Inc.
5,155	DIP Loan, 2.28%, Maturing December 31, 2010	4,942,431

		$6,598,199

Automotive — 5.4%
	Accuride Corp.
1,797	Term Loan, 3.00%, Maturing January 31, 2012	$1,671,408
	Adesa, Inc.
3,903	Term Loan, 2.52%, Maturing October 18, 2013	3,679,943
	Allison Transmission, Inc.
1,895	Term Loan, 3.03%, Maturing September 30, 2014	1,628,145
	CSA Acquisition Corp.
257	Term Loan, 3.13%, Maturing December 23, 2011	209,445
643	Term Loan, 3.13%, Maturing December 23, 2011	523,183
483	Term Loan, 3.13%, Maturing December 23, 2012	386,402
	Dayco Products, LLC
1,921	Term Loan, 0.00%, Maturing June 21, 2011(3)	822,614
	Delphi Corp.
1,361	DIP Loan, 0.00%, Maturing September 30, 2009(3)	760,998
139	DIP Loan, 10.50%, Maturing September 30, 2009	77,502
	Federal-Mogul Corp.
1,656	Term Loan, 2.22%, Maturing December 27, 2014	1,262,550
2,269	Term Loan, 2.22%, Maturing December 27, 2015	1,730,406

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Ford Motor Co.
	2,420	Term Loan, 3.50%, Maturing December 15, 2013	$2,112,762
		Goodyear Tire & Rubber Co.
	5,675	Term Loan - Second Lien, 2.02%, Maturing April 30, 2010	5,260,725
		HLI Operating Co., Inc.
	425	DIP Loan, 26.00%, Maturing November 30, 2009(2)	407,952
EUR	87	Term Loan, 3.56%, Maturing May 30, 2014	9,384
EUR	1,482	Term Loan, 8.49%, Maturing May 30, 2014	159,395
		Keystone Automotive Operations, Inc.
	1,421	Term Loan, 3.77%, Maturing January 12, 2012	788,907
		LKQ Corp.
	1,115	Term Loan, 2.53%, Maturing October 12, 2014	1,092,330
		TriMas Corp.
	263	Term Loan, 2.62%, Maturing August 2, 2011	237,562
	2,094	Term Loan, 2.65%, Maturing August 2, 2013	1,894,643
		TRW Automotive, Inc.
	916	Term Loan, 6.31%, Maturing February 2, 2014	915,880
		United Components, Inc.
	1,180	Term Loan, 2.72%, Maturing June 30, 2010	1,076,998

			$26,709,134

Beverage and Tobacco — 0.5%
		Culligan International Co.
EUR	1,075	Term Loan - Second Lien, 5.28%, Maturing May 31, 2013	$423,808
		Southern Wine & Spirits of America, Inc.
	1,237	Term Loan, 2.10%, Maturing May 31, 2012	1,203,305
		Van Houtte, Inc.
	118	Term Loan, 3.09%, Maturing July 11, 2014	111,766
	863	Term Loan, 3.09%, Maturing July 11, 2014	819,615

			$2,558,494

Building and Development — 2.7%
		Beacon Sales Acquisition, Inc.
	1,214	Term Loan, 2.56%, Maturing September 30, 2013	$1,153,716
		Brickman Group Holdings, Inc.
	767	Term Loan, 2.34%, Maturing January 23, 2014	717,203
		Epco/Fantome, LLC
	1,496	Term Loan, 2.89%, Maturing November 23, 2010	1,144,440
		Forestar USA Real Estate Group, Inc.
	1,700	Revolving Loan, 3.76%, Maturing December 1, 2010(4)	1,402,190
	1,214	Term Loan, 5.11%, Maturing December 1, 2010	1,001,786
		Hovstone Holdings, LLC
	975	Term Loan, 5.50%, Maturing September 7, 2009(2)(5)	392,308
		LNR Property Corp.
	1,282	Term Loan, 3.78%, Maturing July 3, 2011	816,914
		Metroflag BP, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(3)	5,250
		Mueller Water Products, Inc.
	1,406	Term Loan, 6.02%, Maturing May 24, 2014	1,335,866
		NCI Building Systems, Inc.
	373	Term Loan, 3.14%, Maturing June 18, 2010	321,818
		November 2005 Land Investors
	305	Term Loan, 0.00%, Maturing May 9, 2011(2)(3)	129,557
		Panolam Industries Holdings, Inc.
	1,039	Term Loan, 5.00%, Maturing September 30, 2012	852,165
		Re/Max International, Inc.
	725	Term Loan, 3.91%, Maturing December 17, 2012	703,385
	2,455	Term Loan, 7.91%, Maturing December 17, 2012	2,381,408
		Realogy Corp.
	321	Term Loan, 3.26%, Maturing September 1, 2014	246,215
	677	Term Loan, 3.28%, Maturing September 1, 2014	520,044

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		South Edge, LLC
	1,644	Term Loan, 0.00%, Maturing October 31, 2009(3)	$505,453

			$13,629,718

Business Equipment and Services — 12.4%
		ACCO Brands Corp.
	1,060	Term Loan, 7.75%, Maturing August 17, 2012	$992,675
		Activant Solutions, Inc.
	1,716	Term Loan, 2.48%, Maturing May 1, 2013	1,578,952
	946	Term Loan, 2.81%, Maturing May 1, 2013	870,080
		Acxiom Corp.
	1,345	Term Loan, 2.31%, Maturing September 15, 2012	1,311,131
		Affiliated Computer Services
	893	Term Loan, 2.26%, Maturing March 20, 2013	877,004
		Affinion Group, Inc.
	2,594	Term Loan, 2.76%, Maturing October 17, 2012	2,484,271
		Allied Barton Security Service
	1,092	Term Loan, 6.75%, Maturing February 21, 2015	1,101,933
		Education Management, LLC
	3,821	Term Loan, 2.38%, Maturing June 1, 2013	3,670,889
		Info USA, Inc.
	274	Term Loan, 2.60%, Maturing February 14, 2012	261,592
		Intergraph Corp.
	1,000	Term Loan - Second Lien, 6.30%, Maturing November 29, 2014	937,500
		iPayment, Inc.
	2,508	Term Loan, 2.46%, Maturing May 10, 2013	2,093,949
		Kronos, Inc.
	1,184	Term Loan, 2.60%, Maturing June 11, 2014	1,104,400
		Language Line, Inc.
	3,156	Term Loan, 3.85%, Maturing June 11, 2011	3,061,174
		Mitchell International, Inc.
	985	Term Loan, 2.63%, Maturing March 28, 2014	879,011
	1,000	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	650,000
		N.E.W. Holdings I, LLC
	2,488	Term Loan, 2.77%, Maturing May 22, 2014	2,335,258
		Protection One, Inc.
	2,201	Term Loan, 2.53%, Maturing March 31, 2012	2,057,716
		Quantum Corp.
	223	Term Loan, 4.10%, Maturing July 12, 2014	198,420
		Quintiles Transnational Corp.
	997	Term Loan, 2.47%, Maturing March 31, 2013	942,142
	1,875	Term Loan - Second Lien, 4.26%, Maturing March 31, 2014	1,781,250
		Sabre, Inc.
	7,377	Term Loan, 2.65%, Maturing September 30, 2014	6,075,782
		Serena Software, Inc.
	997	Term Loan, 2.63%, Maturing March 10, 2013	929,333
		Sitel (Client Logic)
	1,958	Term Loan, 5.96%, Maturing January 29, 2014	1,556,547
		Solera Holdings, LLC
EUR	831	Term Loan, 3.06%, Maturing May 15, 2014	1,071,695
		SunGard Data Systems, Inc.
	2,259	Term Loan, 2.03%, Maturing February 11, 2013	2,130,088
	7,312	Term Loan, 4.08%, Maturing February 28, 2016	7,094,405
		TDS Investor Corp.
EUR	1,054	Term Loan, 3.62%, Maturing August 23, 2013	1,195,848
		Ticketmaster
	1,950	Term Loan, 3.60%, Maturing July 22, 2014	1,862,250

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Travelport, LLC
	987	Term Loan, 2.76%, Maturing August 23, 2013	$891,380
	2,334	Term Loan, 2.88%, Maturing August 23, 2013	2,110,760
	468	Term Loan, 3.10%, Maturing August 23, 2013	423,525
		Valassis Communications, Inc.
	338	Term Loan, 2.02%, Maturing March 2, 2014	321,601
	1,464	Term Loan, 2.02%, Maturing March 2, 2014	1,392,639
		VWR International, Inc.
	2,192	Term Loan, 2.76%, Maturing June 28, 2013	2,037,394
		West Corp.
	3,697	Term Loan, 2.64%, Maturing October 24, 2013	3,525,782

			$61,808,376

Cable and Satellite Television — 11.4%
		Atlantic Broadband Finance, LLC
	2,306	Term Loan, 6.75%, Maturing June 8, 2013	$2,317,868
	86	Term Loan, 2.85%, Maturing September 1, 2013	85,231
		Bragg Communications, Inc.
	2,083	Term Loan, 3.17%, Maturing August 31, 2014	2,038,626
		Bresnan Broadband Holdings, LLC
	549	Term Loan, 2.52%, Maturing March 29, 2014	529,766
	1,325	Term Loan - Second Lien, 4.78%, Maturing March 29, 2014	1,238,875
		Cequel Communications, LLC
	2,480	Term Loan, 2.28%, Maturing November 5, 2013	2,353,503
	4,364	Term Loan, 6.28%, Maturing May 5, 2014(2)	4,058,783
	1,800	Term Loan - Second Lien, 4.78%, Maturing May 5, 2014	1,638,000
		Charter Communications Operating, Inc.
	6,681	Term Loan, 6.25%, Maturing April 28, 2013	6,225,759
		CSC Holdings, Inc.
	3,826	Term Loan, 2.02%, Maturing March 29, 2013	3,713,043
		CW Media Holdings, Inc.
	1,670	Term Loan, 3.85%, Maturing February 15, 2015	1,464,600
		Foxco Acquisition Sub., LLC
	649	Term Loan, 7.25%, Maturing July 2, 2015	540,044
		Insight Midwest Holdings, LLC
	3,999	Term Loan, 2.28%, Maturing April 6, 2014	3,844,399
		MCC Iowa, LLC
	544	Term Loan, 1.76%, Maturing March 31, 2010	539,672
	3,861	Term Loan, 2.01%, Maturing January 31, 2015	3,626,475
		Mediacom Illinois, LLC
	3,996	Term Loan, 2.01%, Maturing January 31, 2015	3,737,619
	1,000	Term Loan, 0.00%, Maturing March 31, 2017(3)(6)	1,002,500
		NTL Investment Holdings, Ltd.
GBP	296	Term Loan, 3.89%, Maturing March 30, 2012	447,945
GBP	1,055	Term Loan, 5.12%, Maturing September 3, 2012	1,595,953
		ProSiebenSat.1 Media AG
EUR	410	Term Loan, 3.53%, Maturing March 2, 2015	342,979
EUR	140	Term Loan, 2.73%, Maturing June 26, 2015	161,281
EUR	3,144	Term Loan, 2.73%, Maturing June 26, 2015	3,615,372
EUR	410	Term Loan, 3.78%, Maturing March 2, 2016	342,979
EUR	413	Term Loan, 8.15%, Maturing March 2, 2017(2)	79,982
EUR	565	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	135,037
		UPC Broadband Holding B.V.
	1,410	Term Loan, 2.03%, Maturing December 31, 2014	1,335,412
	765	Term Loan, 3.78%, Maturing December 31, 2016	741,387
EUR	2,614	Term Loan, 4.29%, Maturing December 31, 2016	3,434,466
EUR	2,886	Term Loan, 4.54%, Maturing December 31, 2017	3,802,567
		Virgin Media Investment Holdings, Ltd.
GBP	262	Term Loan, 5.31%, Maturing March 30, 2012	396,446

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		YPSO Holding SA
EUR	209	Term Loan, 2.99%, Maturing July 28, 2014	$234,728
EUR	249	Term Loan, 2.99%, Maturing July 28, 2014	280,025
EUR	542	Term Loan, 2.99%, Maturing July 28, 2014	608,233

			$56,509,555

Chemicals and Plastics — 7.3%
		Ashland, Inc.
	844	Term Loan, 7.65%, Maturing November 20, 2014	$862,781
		AZ Chem US, Inc.
	500	Term Loan - Second Lien, 6.00%, Maturing February 28, 2014	397,500
		Brenntag Holding GmbH and Co. KG
	1,729	Term Loan, 2.27%, Maturing December 23, 2013	1,651,276
	422	Term Loan, 2.31%, Maturing December 23, 2013	403,181
	1,600	Term Loan - Second Lien, 4.27%, Maturing December 23, 2015	1,400,000
		Celanese Holdings, LLC
	4,594	Term Loan, 2.35%, Maturing April 2, 2014	4,404,020
		First Chemical Holding
EUR	965	Term Loan, 3.82%, Maturing December 18, 2015	816,450
		Georgia Gulf Corp.
	730	Term Loan, 9.02%, Maturing October 3, 2013	706,986
		Hexion Specialty Chemicals, Inc.
	490	Term Loan, 2.88%, Maturing May 5, 2012	352,800
	1,044	Term Loan, 2.88%, Maturing May 5, 2013	801,672
	4,805	Term Loan, 2.88%, Maturing May 5, 2013	3,690,456
		Huntsman International, LLC
	2,500	Term Loan, 2.01%, Maturing August 16, 2012	2,342,187
		INEOS Group
	2,493	Term Loan, 9.50%, Maturing December 14, 2013	1,916,761
	2,398	Term Loan, 10.00%, Maturing December 14, 2014	1,843,703
EUR	750	Term Loan - Second Lien, 7.71%, Maturing December 14, 2012	720,384
		ISP Chemco, Inc.
	2,940	Term Loan, 2.06%, Maturing June 4, 2014	2,784,180
		Kranton Polymers, LLC
	2,395	Term Loan, 2.63%, Maturing May 12, 2013	2,080,390
		MacDermid, Inc.
	546	Term Loan, 2.26%, Maturing April 12, 2014	459,328
EUR	726	Term Loan, 2.70%, Maturing April 12, 2014	774,548
		Millenium Inorganic Chemicals
	358	Term Loan, 2.85%, Maturing April 30, 2014	266,644
	1,075	Term Loan - Second Lien, 6.35%, Maturing October 31, 2014	731,000
		Momentive Performance Material
	1,804	Term Loan, 2.56%, Maturing December 4, 2013	1,473,063
		Nalco Co.
	550	Term Loan, 6.50%, Maturing May 6, 2016	559,281
		Rockwood Specialties Group, Inc.
	4,140	Term Loan, 6.00%, Maturing May 15, 2014	4,182,646
		Schoeller Arca Systems Holding
EUR	72	Term Loan, 4.33%, Maturing November 16, 2015	56,977
EUR	206	Term Loan, 4.33%, Maturing November 16, 2015	162,451
EUR	222	Term Loan, 4.33%, Maturing November 16, 2015	174,813

			$36,015,478

Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
	1,216	Term Loan, 5.24%, Maturing September 5, 2013	$1,222,152
	950	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	912,475
		St. John Knits International, Inc.
	568	Term Loan, 9.25%, Maturing March 23, 2012	425,697

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		The William Carter Co.
	1,051	Term Loan, 1.79%, Maturing July 14, 2012	$1,025,133

			$3,585,457

Conglomerates — 4.2%
		Amsted Industries, Inc.
	1,872	Term Loan, 2.53%, Maturing October 15, 2010	$1,754,597
		Blount, Inc.
	249	Term Loan, 2.03%, Maturing August 9, 2010	235,813
		Doncasters (Dunde HoldCo 4 Ltd.)
	473	Term Loan, 2.77%, Maturing July 13, 2015	338,218
	473	Term Loan, 3.27%, Maturing July 13, 2015	338,218
GBP	550	Term Loan - Second Lien, 5.05%, Maturing January 13, 2016	440,971
		GenTek, Inc.
	555	Term Loan, 2.54%, Maturing February 25, 2011	518,723
		Jarden Corp.
	774	Term Loan, 2.35%, Maturing January 24, 2012	756,232
	1,961	Term Loan, 2.35%, Maturing January 24, 2012	1,916,094
	816	Term Loan, 3.10%, Maturing January 24, 2012	808,400
		Johnson Diversey, Inc.
	1,793	Term Loan, 2.48%, Maturing December 16, 2011	1,759,712
		Manitowoc Company, Inc. (The)
	1,892	Term Loan, 7.50%, Maturing August 21, 2014	1,725,273
		Polymer Group, Inc.
	2,553	Term Loan, 2.85%, Maturing November 22, 2012	2,448,159
		RBS Global, Inc.
	341	Term Loan, 2.56%, Maturing July 19, 2013	310,822
	3,425	Term Loan, 2.96%, Maturing July 19, 2013	3,165,272
		RGIS Holdings, LLC
	2,846	Term Loan, 3.04%, Maturing April 30, 2014	2,479,381
	142	Term Loan, 3.10%, Maturing April 30, 2014	123,969
		US Investigations Services, Inc.
	1,000	Term Loan, 3.36%, Maturing February 21, 2015	932,000
		Vertrue, Inc.
	919	Term Loan, 3.60%, Maturing August 16, 2014	735,168

			$20,787,022

Containers and Glass Products — 4.0%
		Berry Plastics Corp.
	1,895	Term Loan, 2.27%, Maturing April 3, 2015	$1,614,016
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.76%, Maturing September 28, 2014	797,500
		Crown Americas, Inc.
	679	Term Loan, 2.02%, Maturing November 15, 2012	673,342
		Graham Packaging Holdings Co.
	1,325	Term Loan, 2.56%, Maturing October 7, 2011	1,294,892
	3,249	Term Loan, 6.75%, Maturing April 5, 2014	3,256,306
		Graphic Packaging International, Inc.
	2,568	Term Loan, 2.53%, Maturing May 16, 2014	2,486,887
	478	Term Loan, 3.27%, Maturing May 16, 2014	468,301
		JSG Acquisitions
	2,055	Term Loan, 3.92%, Maturing December 31, 2013	1,969,717
	2,055	Term Loan, 4.17%, Maturing December 13, 2014	1,969,718
		Owens-Brockway Glass Container
	1,724	Term Loan, 1.77%, Maturing June 14, 2013	1,691,903
		Smurfit-Stone Container Corp.
	1,621	Revolving Loan, 2.84%, Maturing July 28, 2010	1,552,346
	538	Revolving Loan, 3.05%, Maturing July 28, 2010	514,866
	211	Term Loan, 2.57%, Maturing November 1, 2011	201,718
	370	Term Loan, 2.57%, Maturing November 1, 2011	354,127

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	698	Term Loan, 2.57%, Maturing November 1, 2011	$667,180
	325	Term Loan, 4.50%, Maturing November 1, 2011	311,176

			$19,823,995

Cosmetics/Toiletries — 0.7%
		American Safety Razor Co.
	489	Term Loan, 2.71%, Maturing July 31, 2013	$457,480
	1,050	Term Loan - Second Lien, 6.52%, Maturing July 31, 2014	824,250
		KIK Custom Products, Inc.
	1,075	Term Loan - Second Lien, 5.26%, Maturing November 30, 2014	510,625
		Prestige Brands, Inc.
	1,583	Term Loan, 2.51%, Maturing April 7, 2011	1,559,272

			$3,351,627

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	1,765	Term Loan, 3.01%, Maturing May 3, 2012	$1,429,351
	275	Term Loan, 8.51%, Maturing November 3, 2013	68,750
	1,000	Term Loan - Second Lien, 6.76%, Maturing May 3, 2013	413,750
		Pharmaceutical Holdings Corp.
	378	Term Loan, 3.54%, Maturing January 30, 2012	355,362
		Warner Chilcott Corp.
	498	Term Loan, 2.26%, Maturing January 18, 2012	496,529
	1,419	Term Loan, 2.45%, Maturing January 18, 2012	1,415,789

			$4,179,531

Ecological Services and Equipment — 1.0%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.78%, Maturing April 1, 2015	$1,309,951
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.49%, Maturing September 30, 2014	508,735
		Kemble Water Structure, Ltd.
GBP	1,500	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	1,599,462
		Sensus Metering Systems, Inc.
	1,705	Term Loan, 7.00%, Maturing June 3, 2013	1,713,940

			$5,132,088

Electronics/Electrical — 4.6%
		Aspect Software, Inc.
	1,033	Term Loan, 3.31%, Maturing July 11, 2011	$937,513
	2,000	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	1,245,000
		FCI International S.A.S.
	231	Term Loan, 3.41%, Maturing November 1, 2013	164,132
	231	Term Loan, 3.41%, Maturing November 1, 2013	164,132
	240	Term Loan, 3.41%, Maturing November 1, 2013	170,488
	240	Term Loan, 3.41%, Maturing November 1, 2013	170,488
		Freescale Semiconductor, Inc.
	2,992	Term Loan, 2.03%, Maturing December 1, 2013	2,253,090
		Infor Enterprise Solutions Holdings
	1,481	Term Loan, 3.02%, Maturing July 28, 2012	1,260,176
	1,660	Term Loan, 4.02%, Maturing July 28, 2012	1,402,756
	3,182	Term Loan, 4.02%, Maturing July 28, 2012	2,688,616
	500	Term Loan, 5.76%, Maturing March 2, 2014	278,281
	183	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	105,417
	317	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	178,917
		Network Solutions, LLC
	713	Term Loan, 2.83%, Maturing March 7, 2014	623,854
		Open Solutions, Inc.
	2,912	Term Loan, 2.63%, Maturing January 23, 2014	2,449,837
		Sensata Technologies Finance Co.
	3,796	Term Loan, 2.25%, Maturing April 27, 2013	3,128,269

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Spectrum Brands, Inc.
	114	Term Loan, 2.58%, Maturing March 30, 2013	$106,709
	2,702	Term Loan, 6.25%, Maturing March 30, 2013	2,536,512
		SS&C Technologies, Inc.
	721	Term Loan, 2.48%, Maturing November 23, 2012	691,965
		VeriFone, Inc.
	774	Term Loan, 3.02%, Maturing October 31, 2013	738,692
		Vertafore, Inc.
	1,446	Term Loan, 2.89%, Maturing January 31, 2012	1,377,220

			$22,672,064

Equipment Leasing — 0.6%
		Hertz Corp.
	2,427	Term Loan, 2.03%, Maturing December 21, 2012	$2,316,398
	444	Term Loan, 2.36%, Maturing December 21, 2012	424,127

			$2,740,525

Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
	1,170	Term Loan, 1.77%, Maturing February 28, 2014	$1,107,957

			$1,107,957

Financial Intermediaries — 2.2%
		Citco III, Ltd.
	3,153	Term Loan, 2.85%, Maturing June 30, 2014	$2,711,675
		Grosvenor Capital Management
	1,460	Term Loan, 2.28%, Maturing December 5, 2013	1,313,895
		Jupiter Asset Management Group
GBP	447	Term Loan, 2.76%, Maturing June 30, 2015	602,183
		LPL Holdings, Inc.
	4,388	Term Loan, 2.17%, Maturing December 18, 2014	4,076,823
		Nuveen Investments, Inc.
	1,578	Term Loan, 3.39%, Maturing November 2, 2014	1,289,847
		Oxford Acquisition III, Ltd.
	898	Term Loan, 2.50%, Maturing May 24, 2014	539,059
		RJO Holdings Corp. (RJ O’Brien)
	974	Term Loan, 3.28%, Maturing July 31, 2014	464,088

			$10,997,570

Food Products — 4.2%
		Acosta, Inc.
	3,251	Term Loan, 2.54%, Maturing July 28, 2013	$3,100,950
		Advantage Sales & Marketing, Inc.
	1,803	Term Loan, 2.28%, Maturing March 29, 2013	1,727,486
		Dean Foods Co.
	3,756	Term Loan, 1.97%, Maturing April 2, 2014	3,606,313
		Dole Food Company, Inc.
	164	Term Loan, 7.37%, Maturing April 12, 2013	165,923
	287	Term Loan, 8.00%, Maturing April 12, 2013	290,049
	1,069	Term Loan, 8.00%, Maturing April 12, 2013	1,080,749
		Michael Foods, Inc.
	468	Term Loan, 6.50%, Maturing April 30, 2014	474,893
		Pinnacle Foods Finance, LLC
	5,588	Term Loan, 3.03%, Maturing April 2, 2014	5,184,994
		Provimi Group SA
	220	Term Loan, 2.51%, Maturing June 28, 2015	194,115
	270	Term Loan, 2.51%, Maturing June 28, 2015	238,882
EUR	284	Term Loan, 2.74%, Maturing June 28, 2015	359,938
EUR	470	Term Loan, 2.74%, Maturing June 28, 2015	595,298
EUR	490	Term Loan, 2.74%, Maturing June 28, 2015	620,309
EUR	632	Term Loan, 2.74%, Maturing June 28, 2015	799,919

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	29	Term Loan - Second Lien, 4.74%, Maturing June 28, 2015	$20,800
EUR	837	Term Loan - Second Lien, 2.25%, Maturing December 28, 2016(4)	599,914
	178	Term Loan - Second Lien, 4.54%, Maturing December 28, 2016	88,943
		Reddy Ice Group, Inc.
	2,190	Term Loan, 2.02%, Maturing August 9, 2012	1,883,400

			$21,032,875

Food Service — 3.2%
		AFC Enterprises, Inc.
	453	Term Loan, 7.00%, Maturing May 11, 2011	$450,241
		Aramark Corp.
	5,622	Term Loan, 2.47%, Maturing January 26, 2014	5,280,053
	357	Term Loan, 3.75%, Maturing January 26, 2014	335,654
GBP	1,219	Term Loan, 3.33%, Maturing January 27, 2014	1,855,101
		Buffets, Inc.
	983	Term Loan, 18.00%, Maturing April 30, 2012	1,002,373
	118	Term Loan, 7.85%, Maturing November 1, 2013(2)	82,472
	577	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(2)	403,575
		CBRL Group, Inc.
	1,841	Term Loan, 1.98%, Maturing April 27, 2013	1,772,328
		Denny’s, Inc.
	136	Term Loan, 2.38%, Maturing March 31, 2012	130,240
	428	Term Loan, 3.13%, Maturing March 31, 2012	410,616
		NPC International, Inc.
	387	Term Loan, 2.21%, Maturing May 3, 2013	360,953
		OSI Restaurant Partners, LLC
	155	Term Loan, 3.04%, Maturing May 9, 2013	123,394
	1,774	Term Loan, 2.56%, Maturing May 9, 2014	1,416,332
		QCE Finance, LLC
	1,216	Term Loan, 2.88%, Maturing May 5, 2013	918,198
	1,050	Term Loan - Second Lien, 6.35%, Maturing November 5, 2013	506,625
		Sagittarius Restaurants, LLC
	376	Term Loan, 10.25%, Maturing March 29, 2013	310,513
		Selecta
EUR	741	Term Loan - Second Lien, 5.34%, Maturing December 28, 2015	302,855

			$15,661,523

Food/Drug Retailers — 3.9%
		General Nutrition Centers, Inc.
	4,193	Term Loan, 2.72%, Maturing September 16, 2013	$3,883,480
		Iceland Foods Group, Ltd.
GBP	347	Term Loan, 2.34%, Maturing May 2, 2014	558,399
GBP	1,625	Term Loan, 3.09%, Maturing May 2, 2015	2,615,660
		Pantry, Inc. (The)
	250	Term Loan, 1.77%, Maturing May 15, 2014	235,141
	868	Term Loan, 1.77%, Maturing May 15, 2014	816,741
		Rite Aid Corp.
	6,730	Term Loan, 2.03%, Maturing June 1, 2014	5,839,642
	1,191	Term Loan, 6.00%, Maturing June 4, 2014	1,127,480
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,040,000
		Roundy’s Supermarkets, Inc.
	3,089	Term Loan, 3.03%, Maturing November 3, 2011	3,021,080

			$19,137,623

Forest Products — 2.8%
		Appleton Papers, Inc.
	1,969	Term Loan, 6.50%, Maturing June 5, 2014	$1,742,324
		Georgia-Pacific Corp.
	1,084	Term Loan, 2.37%, Maturing December 20, 2012	1,052,378
	5,933	Term Loan, 2.61%, Maturing December 20, 2012	5,761,429
	1,561	Term Loan, 3.81%, Maturing December 23, 2014	1,558,117

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Newpage Corp.
	3,307	Term Loan, 4.06%, Maturing December 5, 2014	$3,085,294
		Xerium Technologies, Inc.
	1,298	Term Loan, 6.10%, Maturing May 18, 2012	889,019

			$14,088,561

Healthcare — 15.2%
		Accellent, Inc.
	2,292	Term Loan, 2.87%, Maturing November 22, 2012	$2,086,063
		American Medical Systems
	935	Term Loan, 2.56%, Maturing July 20, 2012	907,389
		AMN Healthcare, Inc.
	204	Term Loan, 2.35%, Maturing November 2, 2011	192,977
		Biomet, Inc.
	2,955	Term Loan, 3.58%, Maturing December 26, 2014	2,848,723
		Bright Horizons Family Solutions, Inc.
	1,064	Term Loan, 7.50%, Maturing May 15, 2015	1,044,960
		Cardinal Health 409, Inc.
	2,401	Term Loan, 2.51%, Maturing April 10, 2014	2,103,876
		Carestream Health, Inc.
	3,287	Term Loan, 2.26%, Maturing April 30, 2013	3,062,230
	500	Term Loan - Second Lien, 5.51%, Maturing October 30, 2013	356,979
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.76%, Maturing March 23, 2015	725,833
		Community Health Systems, Inc.
	470	Term Loan, 2.51%, Maturing July 25, 2014	438,707
	9,203	Term Loan, 2.61%, Maturing July 25, 2014	8,596,935
		Concentra, Inc.
	727	Term Loan - Second Lien, 6.85%, Maturing June 25, 2015(2)	548,859
		ConMed Corp.
	506	Term Loan, 1.76%, Maturing April 13, 2013	470,890
		Convatec Cidron Healthcare
EUR	746	Term Loan, 4.79%, Maturing July 30, 2016	1,043,103
		CRC Health Corp.
	532	Term Loan, 2.85%, Maturing February 6, 2013	439,065
	535	Term Loan, 2.85%, Maturing February 6, 2013	441,272
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.35%, Maturing December 12, 2016	203,750
		DaVita, Inc.
	622	Term Loan, 1.86%, Maturing October 5, 2012	600,251
		DJO Finance, LLC
	887	Term Loan, 3.40%, Maturing May 15, 2014	854,734
		Fenwal, Inc.
	500	Term Loan - Second Lien, 5.62%, Maturing August 28, 2014	393,750
		Fresenius Medical Care Holdings
	2,852	Term Loan, 1.97%, Maturing March 31, 2013	2,764,374
		Hanger Orthopedic Group, Inc.
	800	Term Loan, 2.27%, Maturing May 30, 2013	754,121
		HCA, Inc.
	9,781	Term Loan, 2.85%, Maturing November 18, 2013	9,227,806
		Health Management Association, Inc.
	8,220	Term Loan, 2.35%, Maturing February 28, 2014	7,745,061
		HealthSouth Corp.
	2,852	Term Loan, 2.53%, Maturing March 10, 2013	2,772,564
		Iasis Healthcare, LLC
	154	Term Loan, 2.26%, Maturing March 14, 2014	146,013
	572	Term Loan, 2.26%, Maturing March 14, 2014	542,074
	1,652	Term Loan, 2.26%, Maturing March 14, 2014	1,566,437
		Ikaria Acquisition, Inc.
	545	Term Loan, 2.64%, Maturing March 28, 2013	497,570

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	IM U.S. Holdings, LLC
985	Term Loan, 2.40%, Maturing June 26, 2014	$938,633
700	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	674,625
	Invacare Corp.
428	Term Loan, 2.51%, Maturing February 12, 2013	409,331
	inVentiv Health, Inc.
926	Term Loan, 2.35%, Maturing July 6, 2014	870,612
	LifePoint Hospitals, Inc.
2,251	Term Loan, 2.02%, Maturing April 15, 2012	2,194,560
	MultiPlan Merger Corp.
1,078	Term Loan, 2.81%, Maturing April 12, 2013	1,024,276
1,514	Term Loan, 2.81%, Maturing April 12, 2013	1,438,176
	Mylan, Inc.
2,630	Term Loan, 3.81%, Maturing October 2, 2014	2,560,552
	National Mentor Holdings, Inc.
69	Term Loan, 2.44%, Maturing June 29, 2013	60,711
1,122	Term Loan, 2.60%, Maturing June 29, 2013	992,712
	National Renal Institutes, Inc.
913	Term Loan, 5.63%, Maturing March 31, 2013(2)	723,606
	Physiotherapy Associates, Inc.
836	Term Loan, 7.50%, Maturing June 27, 2013	570,573
	RadNet Management, Inc.
609	Term Loan, 4.57%, Maturing November 15, 2012	572,818
650	Term Loan, 9.64%, Maturing November 15, 2013	581,750
	ReAble Therapeutics Finance, LLC
2,674	Term Loan, 2.46%, Maturing November 16, 2013	2,597,241
	Renal Advantage, Inc.
1	Term Loan, 3.08%, Maturing October 5, 2012	860
	Select Medical Holdings Corp.
3,263	Term Loan, 4.16%, Maturing August 5, 2014	3,100,143
	Sunrise Medical Holdings, Inc.
429	Term Loan, 6.31%, Maturing May 13, 2010	246,708
	TZ Merger Sub., Inc. (TriZetto)
748	Term Loan, 7.50%, Maturing July 24, 2015	742,505
	Vanguard Health Holding Co., LLC
1,314	Term Loan, 2.51%, Maturing September 23, 2011	1,287,562
	Viant Holdings, Inc.
578	Term Loan, 2.85%, Maturing June 25, 2014	566,077

		$75,530,397

Home Furnishings — 1.5%
	Hunter Fan Co.
484	Term Loan, 2.78%, Maturing April 16, 2014	$337,264
	Interline Brands, Inc.
584	Term Loan, 2.02%, Maturing June 23, 2013	535,740
1,041	Term Loan, 2.02%, Maturing June 23, 2013	955,075
	National Bedding Co., LLC
1,472	Term Loan, 2.31%, Maturing August 31, 2011	1,337,383
2,050	Term Loan - Second Lien, 5.29%, Maturing August 31, 2012	1,394,000
	Simmons Co.
3,108	Term Loan, 10.50%, Maturing December 19, 2011	3,045,631
1,090	Term Loan, 7.35%, Maturing February 15, 2012(2)	32,709

		$7,637,802

Industrial Equipment — 3.6%
	Brand Energy and Infrastructure Services, Inc.
733	Term Loan, 2.61%, Maturing February 7, 2014	$665,311
884	Term Loan, 3.68%, Maturing February 7, 2014	822,352

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	CEVA Group PLC U.S.
1,162	Term Loan, 3.26%, Maturing January 4, 2014	$925,580
2,240	Term Loan, 3.26%, Maturing January 4, 2014	1,784,818
847	Term Loan, 3.60%, Maturing January 4, 2014	661,949
	EPD Holdings (Goodyear Engineering Products)
151	Term Loan, 2.53%, Maturing July 13, 2014	106,862
1,053	Term Loan, 2.53%, Maturing July 13, 2014	746,134
850	Term Loan - Second Lien, 6.02%, Maturing July 13, 2015	384,625
	Generac Acquisition Corp.
1,890	Term Loan, 2.78%, Maturing November 7, 2013	1,606,212
500	Term Loan - Second Lien, 6.28%, Maturing April 7, 2014	305,469
	Gleason Corp.
146	Term Loan, 2.26%, Maturing June 30, 2013	137,185
634	Term Loan, 2.26%, Maturing June 30, 2013	595,949
	Jason, Inc.
443	Term Loan, 5.35%, Maturing April 30, 2010	221,401
	John Maneely Co.
2,863	Term Loan, 3.62%, Maturing December 8, 2013	2,275,961
	KION Group GmbH
250	Term Loan, 2.51%, Maturing December 23, 2014	161,562
250	Term Loan, 2.76%, Maturing December 23, 2015	161,563
	Polypore, Inc.
4,809	Term Loan, 2.53%, Maturing July 3, 2014	4,580,647
	Sequa Corp.
794	Term Loan, 3.84%, Maturing November 30, 2014	684,128
	TFS Acquisition Corp.
1,945	Term Loan, 5.10%, Maturing August 11, 2013	875,250

		$17,702,958

Insurance — 3.3%
	Alliant Holdings I, Inc.
840	Term Loan, 3.60%, Maturing August 21, 2014	$781,050
	AmWINS Group, Inc.
987	Term Loan, 2.98%, Maturing June 8, 2013	676,373
500	Term Loan - Second Lien, 6.11%, Maturing June 8, 2014	237,500
	Applied Systems, Inc.
2,368	Term Loan, 2.76%, Maturing September 26, 2013	2,198,356
	CCC Information Services Group, Inc.
1,624	Term Loan, 2.52%, Maturing February 10, 2013	1,563,219
	Conseco, Inc.
3,823	Term Loan, 6.50%, Maturing October 10, 2013	2,943,911
	Crawford & Company
1,341	Term Loan, 3.10%, Maturing October 31, 2013	1,202,981
	Crump Group, Inc.
997	Term Loan, 3.27%, Maturing August 4, 2014	882,427
	Getty Images, Inc.
1,987	Term Loan, 6.25%, Maturing July 2, 2015	2,002,744
	Hub International Holdings, Inc.
436	Term Loan, 2.76%, Maturing June 13, 2014	400,718
1,941	Term Loan, 2.76%, Maturing June 13, 2014	1,783,273
	U.S.I. Holdings Corp.
1,887	Term Loan, 3.35%, Maturing May 4, 2014	1,660,120

		$16,332,672

Leisure Goods/Activities/Movies — 7.2%
	24 Hour Fitness Worldwide, Inc.
820	Term Loan, 2.93%, Maturing June 8, 2012	$721,296
	AMC Entertainment, Inc.
4,014	Term Loan, 1.76%, Maturing January 26, 2013	3,833,814
	AMF Bowling Worldwide, Inc.
1,200	Term Loan - Second Lien, 6.53%, Maturing December 8, 2013	630,000

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Bombardier Recreational Products
2,028	Term Loan, 3.28%, Maturing June 28, 2013	$1,386,541
	Butterfly Wendel US, Inc.
304	Term Loan, 3.22%, Maturing June 22, 2013	188,311
304	Term Loan, 2.97%, Maturing June 22, 2014	188,372
	Carmike Cinemas, Inc.
1,441	Term Loan, 4.49%, Maturing May 19, 2012	1,363,938
	Cedar Fair, L.P.
410	Term Loan, 2.26%, Maturing August 30, 2012	395,889
1,487	Term Loan, 4.26%, Maturing February 17, 2014	1,450,275
	Cinemark, Inc.
3,963	Term Loan, 2.09%, Maturing October 5, 2013	3,831,649
	Deluxe Entertainment Services
1,081	Term Loan, 2.65%, Maturing January 28, 2011	973,041
62	Term Loan, 2.85%, Maturing January 28, 2011	55,807
109	Term Loan, 2.85%, Maturing January 28, 2011	98,455
	Easton-Bell Sports, Inc.
1,245	Term Loan, 2.26%, Maturing March 16, 2012	1,173,645
	Fender Musical Instruments Corp.
331	Term Loan, 2.54%, Maturing June 9, 2014	268,194
656	Term Loan, 2.85%, Maturing June 9, 2014	530,970
	Mega Blocks, Inc.
1,752	Term Loan, 9.75%, Maturing July 26, 2012	735,840
	Metro-Goldwyn-Mayer Holdings, Inc.
5,685	Term Loan, 3.51%, Maturing April 8, 2012	3,213,669
	National CineMedia, LLC
2,850	Term Loan, 2.38%, Maturing February 13, 2015	2,685,413
	Regal Cinemas Corp.
3,751	Term Loan, 4.35%, Maturing November 10, 2010	3,738,900
	Revolution Studios Distribution Co., LLC
1,109	Term Loan, 4.02%, Maturing December 21, 2014	1,009,583
900	Term Loan - Second Lien, 7.27%, Maturing June 21, 2015	517,500
	Six Flags Theme Parks, Inc.
1,449	Term Loan, 2.66%, Maturing April 30, 2015	1,410,844
	Southwest Sports Group, LLC
2,000	Term Loan, 6.75%, Maturing December 22, 2010	1,660,000
	Universal City Development Partners, Ltd.
1,925	Term Loan, 6.00%, Maturing June 9, 2011	1,893,665
	Zuffa, LLC
1,977	Term Loan, 2.31%, Maturing June 20, 2016	1,789,597

		$35,745,208

Lodging and Casinos — 2.4%
	Ameristar Casinos, Inc.
1,182	Term Loan, 3.76%, Maturing November 10, 2012	$1,174,737
	Harrah’s Operating Co.
442	Term Loan, 3.50%, Maturing January 28, 2015	358,292
867	Term Loan, 3.51%, Maturing January 28, 2015	701,870
	Isle of Capri Casinos, Inc.
148	Term Loan, 2.01%, Maturing November 30, 2013	138,914
43	Term Loan, 2.35%, Maturing November 30, 2013	40,545
370	Term Loan, 2.35%, Maturing November 30, 2013	347,282
	LodgeNet Entertainment Corp.
2,589	Term Loan, 2.59%, Maturing April 4, 2014	2,230,557
	New World Gaming Partners, Ltd.
224	Term Loan, 3.10%, Maturing June 30, 2014	160,099
1,108	Term Loan, 3.10%, Maturing June 30, 2014	790,462
	Penn National Gaming, Inc.
1,002	Term Loan, 2.03%, Maturing October 3, 2012	980,278

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Venetian Casino Resort/Las Vegas Sands, Inc.
950	Term Loan, 2.09%, Maturing May 14, 2014	$746,592
3,763	Term Loan, 2.09%, Maturing May 23, 2014	2,956,204
	VML US Finance, LLC
225	Term Loan, 2.85%, Maturing May 25, 2012	206,972
523	Term Loan, 2.85%, Maturing May 25, 2013	481,704
	Wimar OpCo, LLC
1,954	Term Loan, 0.00%, Maturing January 3, 2012(3)	542,341

		$11,856,849

Nonferrous Metals/Minerals — 1.4%
	Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013(2)	$156,106
334	Term Loan, 14.00%, Maturing June 29, 2013(2)	143,500
	Murray Energy Corp.
897	Term Loan, 6.94%, Maturing January 28, 2010	869,682
	Noranda Aluminum Acquisition
1,258	Term Loan, 2.27%, Maturing May 18, 2014	930,976
	Novelis, Inc.
697	Term Loan, 2.27%, Maturing June 28, 2014	636,801
1,533	Term Loan, 2.42%, Maturing June 28, 2014	1,400,989
	Oxbow Carbon and Mineral Holdings
251	Term Loan, 2.26%, Maturing May 8, 2014	233,707
2,632	Term Loan, 2.40%, Maturing May 8, 2014	2,450,609

		$6,822,370

Oil and Gas — 3.3%
	Atlas Pipeline Partners, L.P.
1,042	Term Loan, 6.75%, Maturing July 20, 2014	$1,021,266
	Big West Oil, LLC
358	Term Loan, 4.50%, Maturing May 1, 2014	334,231
451	Term Loan, 4.50%, Maturing May 1, 2014	420,176
	Dresser, Inc.
1,577	Term Loan, 2.68%, Maturing May 4, 2014	1,479,796
1,000	Term Loan - Second Lien, 6.02%, Maturing May 4, 2015	843,125
	Dynegy Holdings, Inc.
374	Term Loan, 4.02%, Maturing April 2, 2013	362,026
4,623	Term Loan, 4.02%, Maturing April 2, 2013	4,474,330
	Enterprise GP Holdings, L.P.
1,312	Term Loan, 2.67%, Maturing October 31, 2014	1,287,155
	Hercules Offshore, Inc.
2,000	Term Loan, 7.58%, Maturing July 6, 2013	1,850,000
	Niska Gas Storage
52	Term Loan, 2.02%, Maturing May 13, 2011	49,533
77	Term Loan, 2.02%, Maturing May 13, 2011	73,124
748	Term Loan, 2.02%, Maturing May 12, 2013	711,165
	Precision Drilling Corp.
1,000	Term Loan, 4.28%, Maturing December 23, 2013	985,000
	Targa Resources, Inc.
1,046	Term Loan, 2.26%, Maturing October 31, 2012	1,031,473
1,410	Term Loan, 2.60%, Maturing October 31, 2012	1,390,025

		$16,312,425

Publishing — 9.5%
	American Media Operations, Inc.
3,461	Term Loan, 10.00%, Maturing January 31, 2013(2)	$3,004,965
	Aster Zweite Beteiligungs GmbH
850	Term Loan, 4.01%, Maturing September 27, 2013	631,833
	CanWest MediaWorks, Ltd.
884	Term Loan, 4.75%, Maturing July 10, 2014	477,495

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dex Media West, LLC
	823	Term Loan, 7.00%, Maturing October 24, 2014	$702,086
		GateHouse Media Operating, Inc.
	1,525	Term Loan, 2.27%, Maturing August 28, 2014	413,275
	650	Term Loan, 2.28%, Maturing August 28, 2014	176,150
	750	Term Loan, 2.53%, Maturing August 28, 2014	203,250
		Idearc, Inc.
	7,774	Term Loan, 0.00%, Maturing November 17, 2014(3)	3,621,462
		Laureate Education, Inc.
	502	Term Loan, 3.75%, Maturing August 17, 2014	454,643
	3,355	Term Loan, 3.75%, Maturing August 17, 2014	3,037,862
		Local Insight Regatta Holdings, Inc.
	1,803	Term Loan, 7.75%, Maturing April 23, 2015	1,316,400
		MediaNews Group, Inc.
	1,134	Term Loan, 6.76%, Maturing August 25, 2010	233,860
	775	Term Loan, 6.76%, Maturing August 2, 2013	160,188
		Mediannuaire Holding
EUR	680	Term Loan, 2.77%, Maturing October 10, 2014	643,794
EUR	680	Term Loan, 3.27%, Maturing October 10, 2015	643,794
		Merrill Communications, LLC
	5,113	Term Loan, 8.50%, Maturing December 24, 2012	3,783,718
		Nebraska Book Co., Inc.
	1,404	Term Loan, 9.25%, Maturing March 4, 2011	1,396,641
		Nelson Education, Ltd.
	491	Term Loan, 3.10%, Maturing July 5, 2014	393,000
		Nielsen Finance, LLC
	6,591	Term Loan, 2.28%, Maturing August 9, 2013	6,165,114
	1,000	Term Loan, 4.03%, Maturing May 1, 2016	941,667
		Philadelphia Newspapers, LLC
	779	Term Loan, 0.00%, Maturing June 29, 2013(3)	168,758
		R.H. Donnelley Corp.
	1,780	Term Loan, 6.75%, Maturing June 30, 2010	1,469,809
		Reader’s Digest Association, Inc. (The)
	2,000	DIP Loan, 9.17%, Maturing August 21, 2010(4)	2,061,250
	8,030	Term Loan, 4.65%, Maturing March 2, 2014	3,228,101
		SGS International, Inc.
	701	Term Loan, 2.80%, Maturing December 30, 2011	662,875
		Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	466	Term Loan, 15.00%, Maturing June 18, 2013(2)	83,961
		Source Media, Inc.
	1,184	Term Loan, 5.27%, Maturing November 8, 2011	846,703
		Trader Media Corp.
GBP	1,507	Term Loan, 2.89%, Maturing March 23, 2015	1,907,353
		Tribune Co.
	2,479	Term Loan, 0.00%, Maturing April 10, 2010(3)	1,031,968
	1,990	Term Loan, 0.00%, Maturing May 17, 2014(3)	795,703
	2,256	Term Loan, 0.00%, Maturing May 17, 2014(3)	956,118
		Xsys, Inc.
	1,933	Term Loan, 4.01%, Maturing September 27, 2013	1,436,610
	1,963	Term Loan, 4.01%, Maturing September 27, 2014	1,459,301
		Yell Group, PLC
	2,900	Term Loan, 3.26%, Maturing February 10, 2013	1,992,541

			$47,257,915

Radio and Television — 5.5%
		Block Communications, Inc.
	917	Term Loan, 2.60%, Maturing December 22, 2011	$797,573
		Citadel Broadcasting Corp.
	1,000	Term Loan, 2.34%, Maturing June 12, 2014	574,750

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	CMP KC, LLC
959	Term Loan, 6.25%, Maturing May 5, 2013(5)	$275,143
	CMP Susquehanna Corp.
2,715	Term Loan, 2.31%, Maturing May 5, 2013	1,710,684
	Discovery Communications, Inc.
998	Term Loan, 5.25%, Maturing May 14, 2014	1,012,879
	Emmis Operating Co.
852	Term Loan, 4.60%, Maturing November 2, 2013	587,038
	Gray Television, Inc.
1,214	Term Loan, 3.78%, Maturing January 19, 2015	887,574
	HIT Entertainment, Inc.
970	Term Loan, 2.73%, Maturing March 20, 2012	813,541
	Intelsat Corp.
2,878	Term Loan, 2.78%, Maturing January 3, 2014	2,734,531
2,878	Term Loan, 2.78%, Maturing January 3, 2014	2,741,727
2,879	Term Loan, 2.78%, Maturing January 3, 2014	2,735,364
	Ion Media Networks, Inc.
369	DIP Loan, 10.17%, Maturing May 29, 2010(4)	534,477
2,775	Term Loan, 0.00%, Maturing January 15, 2012(3)	527,250
	NEP II, Inc.
684	Term Loan, 2.51%, Maturing February 16, 2014	641,475
	Nexstar Broadcasting, Inc.
1,860	Term Loan, 2.24%, Maturing October 1, 2012	1,580,932
1,967	Term Loan, 2.35%, Maturing October 1, 2012	1,671,602
	NextMedia Operating, Inc.
72	Term Loan, 8.25%, Maturing November 15, 2012	50,349
162	Term Loan, 8.25%, Maturing November 15, 2012	113,288
	Raycom TV Broadcasting, LLC
1,125	Term Loan, 1.81%, Maturing June 25, 2014	843,750
	SFX Entertainment
1,177	Term Loan, 3.71%, Maturing June 21, 2013	1,091,888
	Sirius Satellite Radio, Inc.
491	Term Loan, 2.56%, Maturing December 19, 2012	450,722
	Spanish Broadcasting System, Inc.
965	Term Loan, 2.35%, Maturing June 10, 2012	617,431
	Univision Communications, Inc.
4,400	Term Loan, 2.51%, Maturing September 29, 2014	3,477,571
	Young Broadcasting, Inc.
786	Term Loan, 0.00%, Maturing November 3, 2012(3)	397,170
973	Term Loan, 0.00%, Maturing November 3, 2012(3)	491,113

		$27,359,822

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
2,182	Term Loan, 2.25%, Maturing April 26, 2013	$2,040,637

		$2,040,637

Retailers (Except Food and Drug) — 3.7%
	American Achievement Corp.
742	Term Loan, 6.25%, Maturing March 25, 2011	$637,831
	Amscan Holdings, Inc.
562	Term Loan, 2.88%, Maturing May 25, 2013	495,318
	Cumberland Farms, Inc.
1,695	Term Loan, 2.42%, Maturing September 29, 2013	1,546,670
	Educate, Inc.
500	Term Loan - Second Lien, 5.85%, Maturing June 14, 2014	417,500
	FTD, Inc.
1,534	Term Loan, 6.75%, Maturing July 31, 2014	1,524,620
	Harbor Freight Tools USA, Inc.
991	Term Loan, 9.75%, Maturing July 15, 2010	980,681

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Josten’s Corp.
	2,103	Term Loan, 2.64%, Maturing October 4, 2011	$2,013,358
		Mapco Express, Inc.
	374	Term Loan, 5.75%, Maturing April 28, 2011	341,435
		Orbitz Worldwide, Inc.
	2,279	Term Loan, 3.45%, Maturing July 25, 2014	1,905,218
		Oriental Trading Co., Inc.
	1,738	Term Loan, 9.75%, Maturing July 31, 2013	1,370,658
	1,225	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	330,750
		Rent-A-Center, Inc.
	710	Term Loan, 2.03%, Maturing November 15, 2012	695,359
		Rover Acquisition Corp.
	2,389	Term Loan, 2.71%, Maturing October 26, 2013	2,300,665
		Savers, Inc.
	378	Term Loan, 3.03%, Maturing August 11, 2012	362,540
	413	Term Loan, 3.03%, Maturing August 11, 2012	396,662
		Yankee Candle Company, Inc. (The)
	3,150	Term Loan, 2.27%, Maturing February 6, 2014	2,936,924

			$18,256,189

Steel — 0.4%
		Algoma Acquisition Corp.
	1,569	Term Loan, 2.77%, Maturing June 20, 2013	$1,428,084
		Niagara Corp.
	1,127	Term Loan, 7.25%, Maturing June 29, 2014	507,150

			$1,935,234

Surface Transport — 0.5%
		Gainey Corp.
	1,288	Term Loan, 0.00%, Maturing April 20, 2012(3)	$199,642
		Oshkosh Truck Corp.
	1,573	Term Loan, 6.63%, Maturing December 6, 2013	1,572,075
		Swift Transportation Co., Inc.
	1,113	Term Loan, 3.56%, Maturing May 10, 2014	888,738

			$2,660,455

Telecommunications — 3.9%
		Alaska Communications Systems Holdings, Inc.
	1,100	Term Loan, 2.35%, Maturing February 1, 2012	$1,057,534
		Asurion Corp.
	3,175	Term Loan, 3.28%, Maturing July 13, 2012	3,043,453
	1,000	Term Loan - Second Lien, 6.78%, Maturing January 13, 2013	911,667
		Centennial Cellular Operating Co., LLC
	4,595	Term Loan, 2.57%, Maturing February 9, 2011	4,567,058
		CommScope, Inc.
	2,057	Term Loan, 3.10%, Maturing November 19, 2014	2,015,137
		Intelsat Subsidiary Holding Co.
	1,070	Term Loan, 2.78%, Maturing July 3, 2013	1,026,069
		IPC Systems, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing May 31, 2015	262,500
		Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.54%, Maturing December 26, 2014	1,133,887
		NTelos, Inc.
	1,500	Term Loan, 5.75%, Maturing August 13, 2015	1,502,812
		Palm, Inc.
	909	Term Loan, 3.77%, Maturing April 24, 2014	783,851
		Stratos Global Corp.
	1,093	Term Loan, 3.10%, Maturing February 13, 2012	1,059,968
		Trilogy International Partners
	950	Term Loan, 4.10%, Maturing June 29, 2012	755,250

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Windstream Corp.
	1,384	Term Loan, 1.97%, Maturing July 17, 2013	$1,345,189

			$19,464,375

Utilities — 4.1%
		AEI Finance Holding, LLC
	302	Term Loan, 3.26%, Maturing March 30, 2012	$273,000
	2,102	Term Loan, 3.60%, Maturing March 30, 2014	1,901,952
		Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.10%, Maturing August 23, 2013	905,625
		BRSP, LLC
	1,000	Term Loan, 7.50%, Maturing June 24, 2014	937,500
		Calpine Corp.
	3,992	DIP Loan, 3.48%, Maturing March 29, 2014	3,679,876
		Covanta Energy Corp.
	1,245	Term Loan, 1.81%, Maturing February 9, 2014	1,198,397
	627	Term Loan, 2.20%, Maturing February 9, 2014	603,560
		Electricinvest Holding Co.
GBP	480	Term Loan, 5.04%, Maturing October 24, 2012	513,391
EUR	477	Term Loan - Second Lien, 5.00%, Maturing October 24, 2012	449,254
		NRG Energy, Inc.
	2,130	Term Loan, 2.25%, Maturing June 1, 2014	2,016,746
	2,471	Term Loan, 2.35%, Maturing June 1, 2014	2,340,422
		Pike Electric, Inc.
	1,136	Term Loan, 1.81%, Maturing July 1, 2012	1,073,934
	309	Term Loan, 1.81%, Maturing December 10, 2012	291,544
		TXU Texas Competitive Electric Holdings Co., LLC
	1,474	Term Loan, 3.76%, Maturing October 10, 2014	1,120,878
	3,862	Term Loan, 3.78%, Maturing October 10, 2014	2,945,388

			$20,251,467

Total Senior Floating-Rate Interests (identified cost $805,755,634)			$709,509,555

Corporate Bonds & Notes — 8.6%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.0%
	Alion Science and Technologies Corp.
155	10.25%, 2/1/15	$103,850
	Hawker Beechcraft Acquisition
145	9.75%, 4/1/17	83,375

		$187,225

Automotive — 0.1%
	Allison Transmission, Inc.
55	11.00%, 11/1/15(7)	$49,775
	Altra Industrial Motion, Inc.
375	9.00%, 12/1/11	378,750
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	66,000
	Tenneco, Inc., Sr. Notes
50	8.125%, 11/15/15	45,875

		$540,400

Broadcast Radio and Television — 0.1%
	Rainbow National Services, LLC, Sr. Sub. Debs.
335	10.375%, 9/1/14(7)	$351,750

Principal
Amount*
(000’s omitted)		Security	Value
		Warner Music Group, Sr. Sub. Notes
	65	7.375%, 4/15/14	$58,988
		XM Satellite Radio Holdings, Inc., Sr. Notes
	235	13.00%, 8/1/13(7)	224,425

			$635,163

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.871%, 1/15/14	$2,128,895
		Panolam Industries International, Sr. Sub. Notes
	470	10.75%, 10/1/13(3)	21,150
		Texas Industries, Inc., Sr. Notes
	135	7.25%, 7/15/13	126,900

			$2,276,945

Business Equipment and Services — 0.7%
		Affinion Group, Inc.
	110	10.125%, 10/15/13	$109,863
	235	11.50%, 10/15/15	226,775
		Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	458,350
		Education Management, LLC, Sr. Sub. Notes
	655	10.25%, 6/1/16	688,569
		MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(7)	117,900
		Rental Service Corp.
	310	9.50%, 12/1/14	279,000
		SunGard Data Systems, Inc., Sr. Notes
	880	10.625%, 5/15/15(7)	913,000
		Ticketmaster Entertainment, Inc.
	220	10.75%, 8/1/16	212,300
		West Corp.
	375	9.50%, 10/15/14	347,812

			$3,353,569

Cable and Satellite Television — 0.2%
		CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	380	8.75%, 11/15/13(3)	$385,700
		Charter Communications, Inc., Sr. Notes
	30	8.375%, 4/30/14(3)(7)	30,525
	205	10.875%, 9/15/14(3)(7)	223,450
		Kabel Deutschland GmbH
	220	10.625%, 7/1/14	230,725
		National Cable PLC
	40	8.75%, 4/15/14	40,800

			$911,200

Chemicals and Plastics — 0.2%
		CII Carbon, LLC
	195	11.125%, 11/15/15(7)	$180,863
		INEOS Group Holdings PLC, Sr. Sub. Notes
	345	8.50%, 2/15/16(7)	160,425
		Nova Chemicals Corp., Sr. Notes, Variable Rate
	215	4.538%, 11/15/13	190,275
		Reichhold Industries, Inc., Sr. Notes
	500	9.00%, 8/15/14(7)	367,500
		Wellman Holdings, Inc., Sr. Sub. Notes
	150	5.00%, 1/29/19(2)(5)	43,786

			$942,849

Principal
Amount*
(000’s omitted)	Security	Value
Clothing/Textiles — 0.2%
	Levi Strauss & Co., Sr. Notes
515	9.75%, 1/15/15	$529,162
85	8.875%, 4/1/16	85,425
	Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	354,000

		$968,587

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
180	9.50%, 8/1/14(7)	$166,500
175	11.75%, 8/1/16	147,875

		$314,375

Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
1,000	5.881%, 2/15/15	$907,500
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	588,200
	Pliant Corp.
287	11.625%, 6/15/09(2)(11)	214,984
	Smurfit-Stone Container Corp., Sr. Notes
45	8.375%, 7/1/12(3)	28,462
350	8.00%, 3/15/17(3)	218,750

		$1,957,896

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$567,150

		$567,150

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
230	7.75%, 11/1/12	$191,475
	Amkor Technologies, Inc., Sr. Notes
225	9.25%, 6/1/16	231,750
	Avago Technologies Finance
195	10.125%, 12/1/13	204,750
240	11.875%, 12/1/15	258,600
	Ceridian Corp., Sr. Notes
305	11.25%, 11/15/15	260,775
	NXP BV/NXP Funding, LLC, Variable Rate
875	3.259%, 10/15/13	545,781

		$1,693,131

Equipment Leasing — 0.0%
	Hertz Corp.
120	8.875%, 1/1/14	$115,500
95	10.50%, 1/1/16	94,050

		$209,550

Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
335	8.00%, 12/15/16	$293,894

		$293,894

Principal
Amount*
(000’s omitted)	Security	Value
Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
580	11.50%, 11/1/11	$530,700

		$530,700

Food Service — 0.1%
	El Pollo Loco, Inc.
300	11.75%, 11/15/13	$258,000
	NPC International, Inc., Sr. Sub. Notes
360	9.50%, 5/1/14	343,800

		$601,800

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
755	6.404%, 3/15/14(2)	$662,512
	General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	408,500

		$1,071,012

Forest Products — 0.1%
	Jefferson Smurfit Corp., Sr. Notes
105	8.25%, 10/1/12(3)	$66,413
85	7.50%, 6/1/13(3)	53,125
	NewPage Corp.
610	10.00%, 5/1/12	333,975
190	12.00%, 5/1/13	61,275
	NewPage Corp., Variable Rate
155	7.278%, 5/1/12	67,038
	Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	116,662

		$698,488

Healthcare — 1.0%
	Accellent, Inc.
320	10.50%, 12/1/13	$297,600
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	372,750
	Biomet, Inc.
725	11.625%, 10/15/17	770,313
	DJO Finance, LLC/DJO Finance Corp.
220	10.875%, 11/15/14	212,300
	HCA, Inc.
80	9.125%, 11/15/14	81,000
145	9.25%, 11/15/16	147,175
	MultiPlan, Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(7)	526,500
	National Mentor Holdings, Inc.
330	11.25%, 7/1/14	304,425
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	210,100
	US Oncology, Inc.
1,915	10.75%, 8/15/14	1,948,512

		$4,870,675

Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
125	8.125%, 6/15/14	$124,063

		$124,063

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$208,550

Principal
Amount*
(000’s omitted)	Security	Value
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13(7)	$156,000
	ESCO Corp., Sr. Notes, Variable Rate
160	4.504%, 12/15/13(7)	143,600

		$508,150

Insurance — 0.1%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15(7)	$105,512
	HUB International Holdings, Inc.
140	9.00%, 12/15/14(7)	126,875
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.758%, 11/15/14(7)	89,413

		$321,800

Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
760	11.00%, 2/1/16	$790,400
	Bombardier, Inc.
145	8.00%, 11/15/14(7)	142,281
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(3)(7)	41
	Marquee Holdings, Inc., Sr. Disc. Notes
475	9.505%, 8/15/14	398,406
	Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	93,712
40	6.875%, 12/1/13	34,800
25	7.25%, 6/15/16	20,438
50	7.25%, 3/15/18	39,250
	Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	280,000

		$1,799,328

Lodging and Casinos — 0.7%
	Buffalo Thunder Development Authority
535	9.375%, 12/15/14(3)(7)	$97,638
	CCM Merger, Inc.
370	8.00%, 8/1/13(7)	301,550
	Chukchansi EDA, Sr. Notes, Variable Rate
310	4.913%, 11/15/12(7)	229,400
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(3)(7)	21,000
	Galaxy Entertainment Finance
320	9.875%, 12/15/12(7)	312,000
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(3)(7)	24,200
	Host Hotels and Resorts, LP, Sr. Notes
280	6.75%, 6/1/16	261,800
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
115	11.00%, 11/1/12(7)	82,225
	Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/10(3)	251,425
	Majestic HoldCo, LLC
150	12.50%, 10/15/11(3)(7)	15
	MGM Mirage, Inc.
20	7.50%, 6/1/16	14,400
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	136,125
240	7.125%, 8/15/14	169,200
260	6.875%, 2/15/15	180,700

Principal
Amount*
(000’s omitted)	Security	Value
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	$130,312
	Park Place Entertainment
405	7.875%, 3/15/10	392,850
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
70	7.50%, 6/15/15	61,250
	Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14(7)	113,680
	San Pasqual Casino
125	8.00%, 9/15/13(7)	118,750
	Seminole Hard Rock Entertainment, Variable Rate
195	3.129%, 3/15/14(7)	149,175
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(7)	308,775
	Waterford Gaming, LLC, Sr. Notes
310	8.625%, 9/15/14(7)	265,829

		$3,622,299

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(7)	$847,800

		$847,800

Oil and Gas — 0.7%
	Allis-Chalmers Energy, Inc., Sr. Notes
370	9.00%, 1/15/14	$279,350
	Clayton Williams Energy, Inc.
205	7.75%, 8/1/13	156,825
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	284,950
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	53,900
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	255,788
	Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	252,000
	OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	70,950
195	8.25%, 12/15/14	127,725
	Petrohawk Energy Corp., Sr. Notes
335	9.125%, 7/15/13	341,700
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	126,225
	Petroplus Finance, Ltd.
510	7.00%, 5/1/17(7)	448,800
	Quicksilver Resources, Inc.
320	7.125%, 4/1/16	267,200
	Sandridge Energy, Inc., Sr. Notes
260	8.00%, 6/1/18(7)	236,600
	SemGroup, L.P., Sr. Notes
605	8.75%, 11/15/15(3)(7)	39,325
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	62,075
	Stewart & Stevenson, LLC, Sr. Notes
380	10.00%, 7/15/14	336,300

		$3,339,713

Publishing — 0.4%
	Dex Media West/Finance, Series B
90	9.875%, 8/15/13(3)	$19,125

Principal
Amount*
(000’s omitted)	Security	Value
	Harland Clarke Holdings
40	9.50%, 5/15/15	$34,200
	Laureate Education, Inc.
100	10.00%, 8/15/15(7)	90,750
1,179	10.25%, 8/15/15(2)(7)	1,004,569
	Local Insight Regatta Holdings, Inc.
100	11.00%, 12/1/17	38,500
	Nielsen Finance, LLC
585	10.00%, 8/1/14	555,750
80	12.50%, (0.00% until 2011), 8/1/16	56,400
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
505	9.00%, 2/15/17(3)	13,256

		$1,812,550

Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$181,838
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	286,650
100	7.375%, 6/1/14	89,000
220	8.00%, 6/1/15	218,900

		$776,388

Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$414,050
	Neiman Marcus Group, Inc.
841	9.00%, 10/15/15	630,715
1,020	10.375%, 10/15/15	765,000
	Sally Holdings, LLC, Sr. Notes
530	10.50%, 11/15/16	552,525
	Yankee Acquisition Corp., Series B
465	8.50%, 2/15/15	423,150

		$2,785,440

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(3)	$180,675

		$180,675

Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14(7)	$199,238

		$199,238

Telecommunications — 0.6%
	Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12(7)	$310,775
989	9.125%, 1/15/15(7)	890,100
	Intelsat Bermuda, Ltd.
815	11.25%, 6/15/16	853,712
	Qwest Corp., Sr. Notes, Variable Rate
1,025	3.879%, 6/15/13	953,250

		$3,007,837

Utilities — 0.2%
	AES Corp.
55	8.00%, 10/15/17	$52,937
	Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	22,375
	NGC Corp.
430	7.625%, 10/15/26	268,750

Principal
Amount*
(000’s omitted)	Security	Value
	NRG Energy, Inc.
175	7.25%, 2/1/14	$170,625
390	7.375%, 1/15/17	372,450
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	18,400

		$905,537

Total Corporate Bonds & Notes (identified cost $50,716,062)		$42,855,427

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$558	Alzette European CLO SA, Series 2004-1A, Class E2, 7.129%, 12/15/20(9)	$83,643
696	Avalon Capital Ltd. 3, Series 1A, Class D, 2.357%, 2/24/19(7)(9)	69,609
837	Babson Ltd., Series 2005-1A, Class C1, 2.459%, 4/15/19(7)(9)	125,532
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.559%, 1/15/19(7)(9)	30,000
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(9)	174,222
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.264%, 7/17/19(9)	150,000
750	Comstock Funding Ltd., Series 2006-1A, Class D, 4.61%, 5/30/20(7)(9)	37,500
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.80%, 7/27/16(7)(9)	200,000

Total Asset-Backed Securities (identified cost $6,244,593)		$870,506

Common Stocks — 0.0%

Shares	Security	Value
Building and Development — 0.0%
569	United Subcontractors, Inc.(5)(8)	$72,822

		$72,822

Chemicals and Plastics — 0.0%
146	Wellman Holdings, Inc.(5)(8)	$36,478

		$36,478

Food Service — 0.0%
25,547	Buffets, Inc.(8)	$102,188

		$102,188

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(5)(8)	$0

		$0

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(5)(8)	$32,518

		$32,518

Total Common Stocks (identified cost $181,258)		$244,006

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Telecommunications — 0.0%
479	Crown Castle International Corp., 6.25%(2)	$24,249

Total Convertible Preferred Stocks (identified cost $22,753)		$24,249

Miscellaneous — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
115,000	VeraSun Energy Corp., Escrow Certificate(3)(5)(8)	$0

Total Miscellaneous (identified cost $0)		$0

Closed-End Investment Companies — 2.3%

Shares	Security	Value
173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$1,985,659
20,864	BlackRock Global Floating Rate Income Trust	243,483
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	31,970
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	3,744,216
521,233	ING Prime Rate Trust	2,439,370
173,333	LMP Corporate Loan Fund, Inc.	1,598,130
50,753	Nuveen Floating Rate Income Fund	427,848
8,502	Nuveen Floating Rate Income Opportunity Fund	70,652
23,445	Nuveen Senior Income Fund	121,914
136	PIMCO Floating Rate Income Fund	1,447
1,620	PIMCO Floating Rate Strategy Fund	13,932
293	Pioneer Floating Rate Trust	3,030
268,136	Van Kampen Senior Income Trust	927,750

Total Closed-End Investment Companies (identified cost $18,598,351)		$11,609,401

Short-Term Investments — 1.7%

Interest
(000’s Omitted)	Description	Value
$8,368	Cash Management Portfolio, 0.00%(10)	$8,368,221

Total Short-Term Investments (identified cost $8,368,221)		$8,368,221

Total Investments — 155.7% (identified cost $889,886,872)		$773,481,365

Less Unfunded Loan Commitments — (0.6)%		$(3,119,865)

Net Investments — 155.1% (identified cost $886,767,007)		$770,361,500

Other Assets, Less Liabilities — (25.9)%		$(128,667,959)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (29.2)%		$(145,053,808)

Net Assets Applicable to Common Shares — 100.0%		$496,639,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)		Currently the issuer is in default with respect to interest payments.

(4)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		This Senior Loan will settle after August 31, 2009, at which time the interest rate will be determined.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities is $10,631,170 or 2.1% of the Trust’s net assets applicable to common shares.

(8)		Non-income producing security.

(9)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2009.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended August 31, 2009 was $143.

(11)		Defaulted matured bond.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
9/30/09	British Pound Sterling 8,672,113	United States Dollar 14,068,335	$(48,471)
9/30/09	Euro 19,468,204	United States Dollar 27,888,203	(22,309)

			$(70,780)

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $70,780.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$887,271,050

Gross unrealized appreciation	$8,009,167
Gross unrealized depreciation	(124,918,717)

Net unrealized depreciation	$(116,909,550)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$705,722,239	$667,451	$706,389,690
Corporate Bonds & Notes	—	42,811,641	43,786	42,855,427
Asset-Backed Securities	—	870,506	—	870,506
Common Stocks	—	102,188	141,818	244,006
Convertible Preferred Stocks	—	24,249	—	24,249
Closed-End Investment Companies	11,609,401	—	—	11,609,401
Short-Term Investments	8,368,221	—	—	8,368,221
Miscellaneous	—	—	0	0

Total Investments	$19,977,622	$749,530,823	$853,055	$770,361,500

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(70,780)	$—	$(70,780)

Total	$—	$(70,780)	$—	$(70,780)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Miscellaneous	Total
Balance as of May 31, 2009	$745,413	$42,632	$36,466	$—	$824,511
Realized gains (losses)	(900,416)	—	—	—	(900,416)
Change in net unrealized appreciation (depreciation)	855,467	(3,555)	13	—	851,925
Net purchases (sales)	(33,013)	3,953	105,339	—	76,279
Accrued discount (premium)	—	756	—	—	756
Net transfers to (from) Level 3	—	—	—	0	0

Balance as of August 31, 2009	$667,451	$43,786	$141,818	$0	$853,055

Change in net unrealized appreciation (depreciation) on investments still held as of August 31, 2009	$(3,539)	$(3,555)	$13	$—	$(7,081)

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

On October 19, 2009, the Trust’s Trustees approved the redemption of $65 million of the Trust’s Auction Preferred Shares at a redemption price of $25,000 per share plus accumulated but unpaid dividends. It is anticipated that the redemption will be completed by November 10, 2009. The Trust has arranged to increase the commitment under its existing financing arrangement to fund the redemption.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009